Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (315,159)	$ (191,159)	$ (240,580)	$ 373,939
Adjustments for:
Depreciation expense	11,334	26,014	39,051	37,087
Loss from disposal of furniture and equipment				(10,238)
Loss on disposal of a subsidiary		42,346
Deferred taxes				129,322
Changes in:
Accounts receivable	(50,167)	13,951	(118,399)
Other receivables	(65,692)	410	6,065	(31,730)
Prepaid expenses and other current assets	38	42,639	1,486	(51,510)
Other payables and accruals	104,758	(46,479)	(47,681)	173,539
Deferred revenue	67,980	46,147	(273,882)	367,000
Income tax payble			(13,339)	28,938
Net cash (used in) operating activities	(246,908)	(66,131)	(647,279)	1,016,347
Cash flows from investing activities:
Short term loan to a third party			(188,451)
Additions to leasehold improvements and equipment		(56,616)	(1,133)	(116,122)
Proceeds from sale of furniture and equipment				8,806
Proceeds from disposal of a subsidiary		307
Net cash used in investing activities		(56,309)	(189,584)	(107,316)
Cash flows from financing activities:
Proceeds from advances from related parties	185,119	111,059	116,343	74,941
Repayment of advances to related parties	5,111		(172,306)
Net cash provided by financing activities	190,230	111,059	(55,963)	74,941
Effect of exchange rate changes on cash and cash equivalents	(7,560)	3,174	25,139	(7,389)
Net (decrease) in cash and cash equivalents	(64,238)	(8,207)	(867,687)	976,583
Cash and cash equivalents at the beginning of period	184,596	298,106	1,165,793	189,210
Cash and cash equivalents at the end of period	120,356	289,899	298,106	1,165,793
Supplemental disclosure of non-cash investing and financing activities:
Income tax paid			28,526	9,113
Right-of-use assets obtained in exchange for operating lease obligations	$ 651,279	$ 608,147	$ 720,867	$ 197,524